Global Real Estate Fund
Y and Investor Classes

Supplement Dated July 29, 2010
To the Prospectus dated March 1, 2010
Supplemented May 3, 2010

PROSPECTUS

Additional Information – Portfolio Holdings Section

The second sentence under “Portfolio Holdings” on page 16 of the Prospectus is hereby replaced with the following:

The holdings information is generally posted to the website approximately twenty days after the end of the month and remains available for six months thereafter.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE